Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred
Income tax provision	$ 39,736	$ 80,006
China [Member]
Current
Current tax provision	92,270	101,922
Deferred
Deferred tax (benefit)	$ (52,534)	$ (21,916)